Treasury risk management - Impact of Interest Rate Swaps and Cross-Currency Swaps (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	€ (7,252)	€ (4,461)
Non-current financial liabilities	(22,881)	(22,844)
Total financial liabilities	(30,133)	(27,305)	€ (28,257)
Less: lease liabilities	(1,649)	(1,771)
Financial liabilities (excluding lease liabilities)	(28,484)	(25,534)
Fixed and Floating Interest Rate
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	(7,252)	(4,461)
Non-current financial liabilities	(22,881)	(22,844)
Fixed rate (weighted average amount of fixing for the following year)	€ (20,787)	€ (21,561)